28 Other Accounts Payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		R$ 705,286	R$ 498,869
Other accounts payable, current		235,400	149,407
Other accounts payable, noncurrent		469,886	349,462
Fair value in the purchase and sale of power [member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		343,406	251,973
Generation deviation - wind projects [member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		94,089
Public lighting rate collected [member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		48,188	38,805
Customers [member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		44,508	43,024
Obligations to customers in gas sales operations [member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	[1]	29,508	39,665
Aneel Order No. 084/2017 provision [member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		29,174	26,008
Pledges in guarantee [member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		16,409	9,257
Investment acquisition [member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		14,169	13,294
Financial offset for the use of water resources [member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		9,799	12,535
Reimbursements to customer contributions [member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		4,893	4,887
Derivatives fair value - forward contract [member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable			1,203
Other liabilities [member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		R$ 71,143	R$ 58,218

[1]	Refers to amounts paid for the purchase of contracted gas volumes not yet taken by customers.